Expense Example - RBC Impact Bond Fund - Class Y	Apr. 12, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 701